Quarterly Financial Information - Schedule of Error Corrections - Computation of Common Shares Upon Exercise of Warrants and Basic and Diluted Net Loss Per Share (Detail) (USD $)
In Thousands, except Per Share data, unless otherwise specified
	3 Months Ended									9 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Numerator:
Net loss	$ (10,246)	$ (9,991)	$ (6,110)	$ (1,639)	$ (10,749)	$ (17,096)	$ (13,802)	$ (3,912)	$ (3,984)	$ (18,498)	$ (28,489)	$ (38,794)	$ (13,180)
Deemed dividend on convertible notes				(1,378)		(786)			(1,253)	(1,378)	(1,378)	(2,039)
Net loss attributable to common stockholders		(9,991)	(6,110)	(3,017)	(10,749)	(17,882)	(13,802)	(3,912)	(5,237)	(19,876)	(29,867)	(40,833)	(13,180)
Effect of potentially dilutive securities:
Net loss for diluted net loss per share			(10,766)	(3,592)						(25,109)	(35,099)	(40,833)	(13,180)
Denominator:
Shares used for basic net loss per share			12,888	1,277						5,187	8,731	1,257	1,239
Effect of potentially dilutive securities:
Convertible notes			503							169	127
Warrants to purchase convertible preferred stock			31	70						61
Warrants to purchase common stock											53
Weighted average shares outstanding for diluted net loss per share			13,422	1,347						5,417	8,911	1,257	1,239
Diluted net loss per share		$ (0.52)	$ (0.80)	$ (2.67)	$ (8.48)	$ (14.11)	$ (10.94)	$ (3.13)	$ (4.20)	$ (4.63)	$ (3.94)	$ (32.48)	$ (10.64)
Convertible notes [Member]
Effect of potentially dilutive securities:
Effect of potentially dilutive securities			(4,392)							(4,392)	(4,392)
Warrants to purchase preferred stock [Member]
Effect of potentially dilutive securities:
Effect of potentially dilutive securities			(264)	(575)						(841)	(840)
As reported [Member]
Numerator:
Net loss			(6,110)	(1,639)						(18,498)
Deemed dividend on convertible notes				(1,378)						(1,378)
Net loss attributable to common stockholders			(6,110)	(3,017)						(19,876)
Effect of potentially dilutive securities:
Warrants to purchase common stock			(201)							(201)
Net loss for diluted net loss per share			(7,400)	(3,017)						(20,195)
Denominator:
Shares used for basic net loss per share			12,888	1,277						5,187
Effect of potentially dilutive securities:
Convertible notes			1,043							20
Warrants to purchase common stock			86							22
Weighted average shares outstanding for diluted net loss per share			14,017	1,277						5,229
Diluted net loss per share			$ (0.53)	$ (2.36)						$ (3.86)
As reported [Member] | Convertible notes [Member]
Effect of potentially dilutive securities:
Effect of potentially dilutive securities			$ (1,089)							$ (118)